Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Document Period End Date	Oct. 22, 2026
Registrant Name	VISTEON CORPORATION
Entity File Number	1-15827
Entity Tax Identification Number	38-3519512
Entity Address, Address Line One	One Village Center Drive,
Entity Address, City or Town	Van Buren Township,
Entity Address, Postal Zip Code	48111
Entity Address, State or Province	MI
City Area Code	800
Local Phone Number	VISTEON
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	VC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001111335
Amendment Flag	false